Long-term Debt - Additional disclosures (Details) - USD ($) $ in Millions				3 Months Ended	12 Months Ended
	Dec. 02, 2021	Sep. 04, 2020	Aug. 13, 2018	Jun. 30, 2022	Dec. 16, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 25, 2023	Sep. 30, 2022	Jan. 20, 2021
Long-term Debt
Loss on early extinguishment of debt							$ (49)
Unconditional guarantee, Percentage of EBITDA						70.00%
Minimum
Long-term Debt
Unconditional guarantee, Percentage of consolidated assets						70.00%
Unconditional guarantee, Amount of EBITDA						$ 100
Senior secured revolving credit facility
Long-term Debt
Unused commitment fee (percentage)						0.375%
Outstanding borrowings							$ 0			$ 0
Senior secured revolving credit facility | Subsequent Events
Long-term Debt
Maximum borrowing capacity									$ 50
Senior secured revolving credit facility | Line of credit, foreign currencies
Long-term Debt
Maximum borrowing capacity						$ 30
Senior secured revolving credit facility | Letters of credit
Long-term Debt
Maximum borrowing capacity						10
Senior secured revolving credit facility | Swingline borrowings
Long-term Debt
Maximum borrowing capacity						$ 10
Senior Secured Credit Agreement
Long-term Debt
Principal amount								$ 135
Loss on early extinguishment of debt	$ 49
Percentage of annual excess cash flow						50.00%
Percentage of net cash proceeds from certain asset sales and casualty events						100.00%
Percentage of net cash proceeds from the incurrence of certain indebtedness						100.00%
Percentage of net cash proceeds from the consummation of any initial public offering						50.00%
Effective interest rate						8.20%
Senior Secured Credit Agreement | Subsequent Events
Long-term Debt
Principal amount									$ 135
Senior Secured Credit Agreement | Minimum
Long-term Debt
Minimum aggregate amount of Liquidity						$ 200
Leverage ratio						1.00%
Senior Secured Credit Agreement | Maximum
Long-term Debt
Leverage ratio						3.50%
Senior Secured Credit Agreement | Letters of credit | Minimum
Long-term Debt
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount						35.00%
Senior Secured Credit Agreement | Senior secured initial term loans
Long-term Debt
Principal amount			$ 250
Percentage of discount			0.25%
Percentage of quarterly installments payable of the principal			0.25%
Senior Secured Credit Agreement | Senior secured initial term loans | LIBOR
Long-term Debt
Applicable margin on interest rate (in percent)			2.50%			2.50%	2.50%
Senior Secured Credit Agreement | Senior secured initial term loans | Base rate
Long-term Debt
Applicable margin on interest rate (in percent)			1.50%
Senior Secured Credit Agreement | Senior secured revolving credit facility
Long-term Debt
Principal amount			$ 50
Senior Secured Credit Agreement | Senior secured revolving credit facility | LIBOR
Long-term Debt
Applicable margin on interest rate (in percent)			2.25%			2.25%	2.25%
Senior Secured Credit Agreement | Senior secured revolving credit facility | Base rate
Long-term Debt
Applicable margin on interest rate (in percent)			1.25%
Senior Secured Credit Agreement | Senior secured tranche B-1 incremental term loan facility
Long-term Debt
Principal amount		$ 400
Percentage of discount		3.00%
Percentage of quarterly installments payable of the principal		0.25%
Senior Secured Credit Agreement | Senior secured tranche B-1 incremental term loan facility | LIBOR
Long-term Debt
Floor (in percent)		1.00%
Senior Secured Credit Agreement | Senior secured tranche B-1 incremental term loan facility | LIBOR | Minimum
Long-term Debt
Applicable margin on interest rate (in percent)		6.25%
Senior Secured Credit Agreement | Senior secured tranche B-1 incremental term loan facility | LIBOR | Maximum
Long-term Debt
Applicable margin on interest rate (in percent)		7.00%
Senior Secured Credit Agreement | Senior secured tranche B-1 incremental term loan facility | Base rate | Minimum
Long-term Debt
Applicable margin on interest rate (in percent)		5.25%
Senior Secured Credit Agreement | Senior secured tranche B-1 incremental term loan facility | Base rate | Maximum
Long-term Debt
Applicable margin on interest rate (in percent)		6.00%
Senior Secured Credit Agreement | Senior secured tranche B-2 delayed-draw incremental term loan facility
Long-term Debt
Principal amount											$ 200
Amount to be borrowed in each quarter											$ 50
Senior Secured Credit Agreement | Senior secured prior tranche B-2 term loan facility
Long-term Debt
Principal amount							$ 150
Principal amount of loans borrowed							50
Equity commitments funded in ach quarter							50
Equity commitments funded							150
Senior Secured Credit Agreement | Senior secured tranche B-2 term loan facility
Long-term Debt
Upfront commitment fee (in percent)		3.00%
Upfront commitment fee		$ 6
Unused commitment fee (percentage)		0.75%
Senior Secured Credit Agreement | Senior secured tranche B-2 term loan facility | LIBOR
Long-term Debt
Floor (in percent)		1.00%
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility
Long-term Debt
Principal amount	1,000
Upfront commitment fee							$ 15
Borrowings in a principal amount	$ 800
Unused commitment fee (percentage)							3.00%
Amount of senior debt borrowed				$ 200
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility | LIBOR
Long-term Debt
Applicable margin on interest rate (in percent)	6.50%
Floor (in percent)	1.00%				1.00%
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility | LIBOR | Subsequent Events
Long-term Debt
Margin on interest rate with respect to the portion required to be paid in cash					4.00%
Margin on interest rate with respect to the portion required to be paid in kind					4.00%
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility | LIBOR | Minimum
Long-term Debt
Applicable margin on interest rate (in percent)						5.00%
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility | LIBOR | Maximum
Long-term Debt
Applicable margin on interest rate (in percent)						6.50%
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility | Base rate
Long-term Debt
Applicable margin on interest rate (in percent)	5.50%
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility | Base rate | Minimum
Long-term Debt
Applicable margin on interest rate (in percent)						4.00%
Senior Secured Credit Agreement | Senior secured tranche B-3 term facility | Base rate | Maximum
Long-term Debt
Applicable margin on interest rate (in percent)						5.50%